CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 23,409	$ 13,564	$ 8,209
Adjustments to reconcile net income to net cash generated from operating activities:
Stock-based compensation	503	625	141
Gain on disposition of the discontinued operation			(297)
Depreciation of property, plant and equipment	1,808	1,848	1,606
Amortization of other intangible assets	592	771	873
Provision of inventories	527	67	41
(Reduction in allowance) provision for doubtful accounts	(517)	(371)	211
Losses on disposition of property, plant and equipment	112	151	9
Changes in operating assets and liabilities:
Decrease in accounts receivable	2,385	1,036	434
(Increase) in inventories	(281)	(89)	(328)
Decrease (increase) in prepayments and other assets	327	(420)	(679)
(Increase) decrease in deferred tax assets	(370)	154	(35)
Decrease (increase) in deferred cost	635	(45)	99
(Increase) in other non-current assets	(586)	(422)	(348)
Increase in accrued expenses and other liabilities	7,944	5,132	2,827
(Decrease) increase in income tax payable	(60)	1,567	261
Increase in deferred revenue	6,321	7,360	578
Increase in refundable fees	910	674	898
Increase in deferred tax liabilities	434	536	563
Net cash generated from operating activities	44,093	32,138	15,063
CASH FLOWS FROM INVESTING ACTIVITIES
Maturity (purchase) of term deposits	(4,880)	7,275
(Placement) Withdrawal of restricted cash	(16,607)		2,670
Acquisition of property, plant and equipment	(2,241)	(2,128)	(1,662)
Disposal of the discontinued operation, net of cash disposed			(150)
Acquisition of other intangible assets	(452)	(271)	(387)
Payment of deposit for the acquisition of non-current assets		(370)
Net cash (used in) generated from investing activities	(24,180)	4,506	471
CASH FLOWS FROM FINANCING ACTIVITIES
Bank borrowing	16,062
Issuance of new ordinary shares	29,088
Repurchase of ordinary shares		(93)	(993)
Proceeds from share options exercised by employees	491	603	3,981
Loan to optionees in connection with exercise of options	(510)	(408)	(3,888)
Repayment of loan to optionees in connection with exercise of options	1,242	295
Dividends paid to shareholders	(20,258)	(16,056)	(16,268)
Net cash generated from (used in) financing activities	26,115	(15,659)	(17,168)
Exchange rate effect on cash and cash equivalents	128	1,211	410
Net increase (decrease) in cash and cash equivalents	46,156	22,196	(1,224)
Cash and cash equivalents at beginning of the year	71,919	49,723	50,947
Cash and cash equivalents at end of the year	118,075	71,919	49,723
Supplemental schedule of cash flows information
Income tax paid	(4,049)	(1,539)	(1,818)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	280	133	111
Income tax reversal	$ 782